Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2011
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

(18) Unaudited Condensed Consolidating Financial Information

On March 10, 2011, the Company issued $550.0 million of 7.75% Senior Notes due April 1, 2019 (the "Original Notes"). The Original Notes were sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). In connection with the sale of the Original Notes, the Company entered into a Registration Rights Agreement with the initial purchasers of the Original Notes party thereto, pursuant to which the Company and the Subsidiary Guarantors (as defined below) agreed to file a registration statement with respect to an offer to exchange the Original Notes for a new issue of substantially identical notes registered under the Securities Act (the "Exchange Notes" and together with the Original Notes, the "Notes"). The Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by certain wholly-owned domestic subsidiaries of the Company (the "Subsidiary Guarantors").

The following condensed consolidating financial information, which has been prepared in accordance with the requirements for presentation of Rule 3-10(f) of Regulation S-X promulgated under the Securities Act, presents the unaudited condensed consolidating financial information separately for:

i.	The Company as the issuer of the Notes;

ii.	The Subsidiary Guarantors, on a combined basis, which are guarantors of the Notes;

iii.	The Company's other subsidiaries, on a combined basis, which are not guarantors of the Notes (the "Subsidiary Non-Guarantors");

iv.	Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Company, the Subsidiary Guarantors and the Subsidiary Non-Guarantors, b) eliminate the investments in the Company's subsidiaries and (c) record consolidating entries; and

v.	The Company and its subsidiaries on a consolidated basis.

Unaudited Condensed Consolidating Statement of Operations

For the three months ended March 31, 2011

(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$208.3	$140.8	$890.1	$(503.3)	$735.9
Cost of goods sold	216.1	145.4	750.1	(489.7)	621.9

Gross margin	(7.8)	(4.6)	140.0	(13.6)	114.0

Operating expenses:
Marketing and administration	44.7	22.5	25.8	—	93.0
Research and development	15.2	2.1	3.7	—	21.0
Restructuring charges	0.2	—	—	—	0.2

Operating (loss) income	(67.9)	(29.2)	110.5	(13.6)	(0.2)

Non-operating (income) expense:
Interest expense	3.2	0.4	6.5	(1.1)	9.0
Interest income	(0.1)	(0.2)	(1.7)	1.1	(0.9)
Increase in fair value of warrant	—	—	(1.6)	—	(1.6)
Other, net	(10.4)	0.8	7.1	2.1	(0.4)

Total non-operating (income) expense	(7.3)	1.0	10.3	2.1	6.1

(Loss) income before income tax (benefit) expense, equity in earnings of joint venture and investment in subsidiary earnings	(60.6)	(30.2)	100.2	(15.7)	(6.3)
Income tax (benefit) expense	(14.2)	(12.3)	11.8	0.4	(14.3)

(Loss) income before equity in earnings of joint venture and investment in subsidiary earnings	(46.4)	(17.9)	88.4	(16.1)	8.0
Investment in subsidiary earnings	41.9	17.2	—	(59.1)	—
Equity in earnings of joint venture, net of tax	—	—	1.3	—	1.3

Net (loss) income	(4.5)	(0.7)	89.7	(75.2)	9.3
Net income attributable to noncontrolling interests	—	—	(13.8)	—	(13.8)

Net (loss) income attributable to MEMC stockholders	$(4.5)	$(0.7)	$75.9	$(75.2)	$(4.5)

Unaudited Condensed Consolidating Statement of Operations

For the three months ended March 31, 2010

(In millions)

	MEMC, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Net sales	$198.6	$80.5	$502.2	$(343.6)	$437.7
Cost of goods sold	198.0	77.7	444.1	(341.4)	378.4

Gross profit	0.6	2.8	58.1	(2.2)	59.3
Operating expenses:
Marketing and administration	28.8	14.6	18.8	—	62.2
Research and development	8.2	0.8	2.1	—	11.1
Restructuring charges	1.3	—	—	—	1.3

Operating (loss) income	(37.7)	(12.6)	37.2	(2.2)	(15.3)

Non-operating (income) expense:
Interest expense	(0.6)	1.2	13.2	(1.7)	12.1
Interest income	(0.1)	(1.5)	(2.4)	1.7	(2.3)
Decline in fair value of warrant	—	—	5.3	—	5.3
Other, net	(4.5)	(0.1)	4.8	0.4	0.6

Total non-operating (income) expense	(5.2)	(0.4)	20.9	0.4	15.7

(Loss) income before income tax (benefit) expense, equity in (loss) earnings of joint venture and investment in subsidiary earnings (loss)	(32.5)	(12.2)	16.3	(2.6)	(31.0)
Income tax (benefit) expense	(17.5)	0.5	3.4	(1.0)	(14.6)

(Loss) income before equity in (loss) earnings of joint venture and investment in subsidiary earnings (loss)	(15.0)	(12.7)	12.9	(1.6)	(16.4)
Investment in subsidiary earnings (loss)	6.9	(3.1)	—	(3.8)	—
Equity in (loss) earnings of joint venture, net of tax	(1.5)	—	8.8	—	7.3

Net (loss) income	(9.6)	(15.8)	21.7	(5.4)	(9.1)
Net income attributable to noncontrolling interests	—	—	(0.5)	—	(0.5)

Net (loss) income attributable to MEMC stockholders	$(9.6)	$(15.8)	$21.2	$(5.4)	$(9.6)

Unaudited Condensed Consolidating Balance Sheet

March 31, 2011

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$268.4	$31.6	$384.1	$—	$684.1
Restricted cash	—	0.5	38.6	—	39.1
Accounts receivable, net	83.5	11.4	306.4	—	401.3
Inventories	38.2	59.6	216.7	(38.8)	275.7
Solar energy systems held for development and sale	—	4.8	190.5	0.5	195.8
Income taxes receivable	(5.4)	12.4	1.3	—	8.3
Prepaid and other current assets	33.3	(3.5)	225.2	—	255.0

Total current assets	418.0	116.8	1,362.8	(38.3)	1,859.3
Investments	2.3	18.5	117.8	(2.6)	136.0
Investments in subsidiaries	1,807.7	960.2	—	(2,767.9)	—
Property, plant and equipment, net:
Semiconductor and Solar Materials, net	83.6	324.8	1,186.3	(26.0)	1,568.7
Solar energy systems, net	—	13.9	516.6	44.9	575.4
Deferred tax assets, net	138.2	(27.6)	65.7	—	176.3
Restricted cash	—	0.2	21.7	—	21.9
Other assets	42.2	35.2	142.2	—	219.6
Goodwill	—	342.7	7.1	—	349.8
Intangible assets, net	—	52.3	—	—	52.3

Total assets	$2,492.0	$1,837.0	$3,420.2	$(2,789.9)	$4,959.3

Unaudited Condensed Consolidating Balance Sheet

March 31, 2011

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS' EQUITY

Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$2.5	$3.5	$—	$6.0
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations	—	0.2	50.5	—	50.7
Accounts payable	15.1	73.1	428.3	—	516.5
Accrued liabilities	51.5	34.5	53.2	—	139.2
Contingent consideration related to acquisitions	—	31.6	—	—	31.6
Accrued wages and salaries	12.9	5.8	26.9	—	45.6
Deferred revenue for solar energy systems	—	—	4.7	—	4.7
Customer deposits	2.9	0.6	102.5	—	106.0
Intercompany payable (receivable)	(375.1)	341.6	33.5	—	—
Income taxes payable	2.6	(4.4)	66.8	—	65.0

Total current liabilities	(290.1)	485.5	769.9	—	965.3
Long-term debt and capital lease obligations, less current portion	550.0	0.2	20.1	—	570.3
Long-term solar energy system financing and capital lease obligations, less current portion	—	1.7	600.4	—	602.1
Pension and post-employment liabilities	22.9	—	30.4	—	53.3
Deferred revenue for solar energy systems	—	1.5	97.1	—	98.6
Semiconductor and Solar Materials deferred revenue	—	—	114.1	—	114.1
Long-term intercompany note payable (receivable)	(151.4)	(24.5)	175.9	—	—
Other liabilities	32.4	3.8	144.7	—	180.9

Total liabilities	163.8	468.2	1,952.6	—	2,584.6

Total MEMC stockholders' equity	2,328.2	1,368.8	1,421.1	(2,789.9)	2,328.2
Noncontrolling interests	—	—	46.5	—	46.5

Total stockholders' equity	2,328.2	1,368.8	1,467.6	(2,789.9)	2,374.7

Total liabilities and stockholders' equity	$2,492.0	$1,837.0	$3,420.2	$(2,789.9)	$4,959.3

Unaudited Condensed Consolidating Balance Sheet

December 31, 2010

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
ASSETS

Current assets:
Cash and cash equivalents	$15.5	$7.2	$684.6	$—	$707.3
Restricted cash	10.7	0.5	32.6	—	43.8
Accounts receivable, net	87.5	8.0	200.5	—	296.0
Inventories	33.3	59.0	163.2	(40.9)	214.6
Solar energy systems held for development and sale	—	8.6	235.8	(6.9)	237.5
Income taxes receivable	16.7	17.4	1.5	—	35.6
Prepaid and other current assets	19.0	9.2	174.3	—	202.5

Total current assets	182.7	109.9	1,492.5	(47.8)	1,737.3
Investments	2.3	15.4	95.0	(2.4)	110.3
Investments in subsidiaries	1,758.8	911.5	—	(2,670.3)	—

Property, plant and equipment, net:
Semiconductor and Solar Materials, net	78.5	328.7	1,083.4	(24.7)	1,465.9
Solar energy systems, net	—	4.2	511.9	51.5	567.6
Deferred tax assets, net	138.1	(27.7)	28.9	—	139.3
Restricted cash	—	0.2	18.5	—	18.7
Other assets	25.2	19.9	132.5	—	177.6
Goodwill	—	342.7	—	—	342.7
Intangible assets, net	—	52.5	—	—	52.5

Total assets	$2,185.6	$1,757.3	$3,362.7	$(2,693.7)	$4,611.9

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
LIABILITIES AND STOCKHOLDERS' EQUITY

Current liabilities:
Current portion of long-term debt and capital lease obligations	$—	$2.8	$3.6	$—	$6.4
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations	—	0.3	65.4	—	65.7
Accounts payable	20.9	115.9	608.7	—	745.5
Accrued liabilities	44.9	39.3	81.2	—	165.4
Contingent consideration related to acquisitions	—	106.4	—	—	106.4
Accrued wages and salaries	15.6	9.3	25.5	—	50.4
Deferred revenue for solar energy systems	—	—	8.8	—	8.8
Customer deposits	0.1	0.6	92.2	—	92.9
Intercompany payable-(receivable) and short-term notes	(93.9)	131.9	(38.0)	—	—
Income taxes payable	11.0	(14.0)	45.6	—	42.6

Total current liabilities	(1.4)	392.5	893.0	—	1,284.1
Long-term debt and capital lease obligations, less current portion	—	—	20.5	—	20.5
Long-term solar energy system financing and capital lease obligations, less current portion	—	3.9	586.2	—	590.1
Pension and post-employment liabilities	28.6	—	25.5	—	54.1
Deferred revenue for solar energy systems	—	0.7	74.3	—	75.0
Semiconductor and Solar Materials deferred revenue	—	—	115.2	—	115.2
Long-term intercompany note payable-(receivable)	(125.2)	(23.6)	148.8	—	—
Other liabilities	31.9	2.8	142.6	—	177.3

Total liabilities	(66.1)	376.3	2,006.1	—	2,316.3

Total MEMC stockholders' equity	2,251.7	1,381.0	1,312.7	(2,693.7)	2,251.7
Noncontrolling interests	—	—	43.9	—	43.9

Total stockholders' equity	2,251.7	1,381.0	1,356.6	(2,693.7)	2,295.6

Total liabilities and stockholders' equity	$2,185.6	$1,757.3	$3,362.7	$(2,693.7)	$4,611.9

Unaudited Condensed Consolidating Statement of Cash Flows

For the three months ended March 31, 2011

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(233.6)	$71.6	$(43.8)	$(19.3)	$(225.1)

Cash flows from investing activities:
Purchases of cost and equity method investments	—	(5.0)	(15.7)	—	(20.7)
Capital expenditures	(10.1)	(10.3)	(185.0)	—	(205.4)
Construction of solar energy systems	—	—	(68.7)	16.1	(52.6)
Restricted cash	—	—	(19.1)	—	(19.1)
Payments to vendors for deposits and loans	—	(13.2)	(10.8)	—	(24.0)
Other	0.3	0.3	(4.4)	3.2	(0.6)

Net cash used in investing activities	(9.8)	(28.2)	(303.7)	19.3	(322.4)

Cash flows from financing activities:
Senior notes issuance	550.0	—	—	—	550.0
Net repayments of customer deposits related to long-term supply agreements	—	(0.4)	(1.2)	—	(1.6)
Cash paid for SunEdison acquisition contingent consideration	—	(50.2)	—	—	(50.2)
Collection (repayments of) on intercompany debt	(33.4)	33.5	(0.1)	—	—
Proceeds from financing obligations	—	—	109.2	—	109.2
Repayments of financing and capital lease obligations	—	(1.8)	(52.8)	—	(54.6)
Common stock repurchased	(2.6)	—	—	—	(2.6)
Return of investment and dividends to noncontrolling interest	—	—	(14.1)	—	(14.1)
Debt financing fees	(17.7)	—	(2.3)	—	(20.0)

Net cash provided by (used in) financing activities	496.3	(18.9)	38.7	—	516.1

Effect of exchange rate changes on cash and cash equivalents	—	(0.1)	8.3	—	8.2

Net increase (decrease) in cash and cash equivalents	252.9	24.4	(300.5)	—	(23.2)
Cash and cash equivalents at beginning of period	15.5	7.2	684.6	—	707.3

Cash and cash equivalents at end of period	$268.4	$31.6	$384.1	$—	$684.1

Unaudited Condensed Consolidating Statement of Cash Flows

For the three months ended March 31, 2010

(In millions)

	MEMC, Inc	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Total
Cash flows from operating activities:
Net cash used in operating activities	$(45.1)	$(36.1)	$(56.0)	$27.1	$(110.1)

Cash flows from investing activities:
Proceeds from sale and maturities of investments	—	—	8.0	—	8.0
Capital expenditures	(4.7)	(7.7)	(33.8)	—	(46.2)
Construction of solar energy systems	—	—	(17.8)	(27.1)	(44.9)
Restricted cash	—	—	(4.4)	—	(4.4)
Other	12.6	—	(6.5)	—	6.1

Net cash provided by (used in) investing activities	7.9	(7.7)	(54.5)	(27.1)	(81.4)

Cash flows from financing activities:
Net repayments of customer deposits related to long-term supply agreements	—	—	(27.6)	—	(27.6)
(Repayments of) collections on intercompany debt	(9.6)	9.6	—	—	—
Principal payments on long-term debt	—	(0.3)		—	(0.3)
Proceeds from financing obligations	—	—	72.8	—	72.8
Repayments of financing and capital lease obligations	—	(0.1)	(3.5)	—	(3.6)
Proceeds from noncontrolling interests	—	—	5.4	—	5.4
Debt financing fees	(0.1)	—	(6.5)	—	(6.6)

Net cash (used in) provided by financing activities	(9.7)	9.2	40.6	—	40.1

Effect of exchange rate changes on cash and cash equivalents	—	—	(3.4)	—	(3.4)

Net decrease in cash and cash equivalents	(46.9)	(34.6)	(73.3)	—	(154.8)
Cash and cash equivalents at beginning of period	105.9	49.7	477.1	—	632.7

Cash and cash equivalents at end of period	$59.0	$15.1	$403.8	$—	$477.9